Eaton Vance California Municipals Fund               Eaton Vance New York Municipals Fund
Eaton Vance Florida Municipals Fund                  Eaton Vance Ohio Municipals Fund
Eaton Vance Massachusetts Municipals Fund            Eaton Vance Rhode Island Municipals Fund
Eaton Vance Mississippi Municipals Fund              Eaton Vance West Virginia Municipals Fund
Eaton Vance National Municipals Fund

               Supplement to Statements of Additional Information
                             dated February 1, 2001

Eaton Vance Floating-Rate Fund                       Eaton Vance Tax-Managed Emerging Growth Fund 1.1
Eaton Vance Floating-Rate High Income Fund           Eaton Vance Tax-Managed Emerging Growth Fund 1.2
Eaton Vance High Income Fund                         Eaton Vance Tax-Managed International Growth Fund
Eaton Vance Strategic Income Fund                    Eaton Vance Tax-Managed Value Fund
Eaton Vance Tax-Managed Capital Appreciation Fund    Eaton Vance Tax-Managed Young Shareholder Fund


               Supplement to Statements of Additional Information
                               dated March 1, 2001

Eaton Vance  Advisers Senior Floating-Rate Fund      Eaton Vance Institutional Senior Floating-Rate Fund
EV Classic Senior Floating-Rate Fund                 Eaton Vance Prime Rate Reserves

               Supplement to Statements of Additional Information
                              dated April 20, 2001


1.  The following replaces the last paragraph under "Investment Restrictions":

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund or Portfolio to dispose of such security or other asset.

2.  The following supplements the information under "Performance":

In addition to providing returns before the reduction of taxes, each Fund may present average annual and cumulative total returns after the reduction of taxes. After-tax returns may be calculated using different tax rate and sales load assumptions.





December 1, 2001